UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin New York
Tax-Free Income Fund
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended February 28, 2023, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and higher personal consumption. Although
U.S. gross domestic product contracted in 2022’s first
and second quarters given declines in inventory and
business investment, it grew in the remainder of the year
as the trade deficit narrowed and consumer spending
continued to expand. Inflation rose through June 2022,
largely due to pandemic-related supply-chain issues and
higher energy prices exacerbated by Russia’s invasion of
Ukraine. However, inflation eased later in the period due to intervention by the U.S. Federal Reserve (Fed) and falling
commodity prices.
To combat high inflation, the Fed ended monthly asset
purchases in March 2022 and raised the federal funds rate
at every meeting during the 12-month reporting period,
increasing it by a total of 4.50% (from a range of 0.00%–
0.25% to 4.50%–4.75% by period-end). The Fed also
stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed
securities holdings, and it anticipated ongoing federal funds rate increases would be appropriate to return inflation to its
2% goal.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -5.10%
total return, influenced by fixed income market volatility
and tighter monetary policy, resulting in net outflows from
municipals, though demand has been strong so far in 2023.
1
Despite mixed signs from the U.S. economy, municipal
bond fundamentals remained strong due to prudent fiscal
management and many issuers reporting budget surpluses
for 2022 in addition to federal government transfers.
Franklin New York Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and often diversification from other types of investments. Despite periods of volatility, municipal bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you
have questions about your Franklin Templeton tax-free
investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin New York Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin New York Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 25
Notes to Financial Statements 29
Report of Independent Registered
Public Accounting Firm 38
Tax Information 39
Board Members and Officers 40
Shareholder Information 45
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin New York Tax-Free Income Fund
This annual report for Franklin New York Tax-Free Income
Fund covers the fiscal year ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal, New York State and New
York City personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.
1
As a non-fundamental policy, the Fund also normally invests
at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.

The Fund
only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.83 on February 28, 2022, to
$9.72 on February 28, 2023. The Fund’s Class A shares paid
dividends totaling 26.7598 cents per share for the reporting period.

The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.55% based on an
annualization of February’s 2.1487 cents per share dividend
and the maximum offering price of $10.10 on February 28,
2023. An investor in the 2023 maximum combined federal
and New York State and City personal income tax bracket of
55.58% (including 3.80% Medicare tax) would need to earn
a distribution rate of 5.74% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the 12 months ending February 28, 2023, the U.S.
Federal Reserve (Fed) continued to battle surging inflation, which started to come down from its peak of 9.1% year-
over-year in June 2022. After hiking the federal funds rate
by 75 basis points (bps) at each of its meetings from May
through November 2022, the Fed decreased the size of its
increases to 50 bps in December and 25 bps in February
2023. Despite investor optimism late in 2022 that peak
hawkishness had been reached, a surprisingly resilient labor market in early 2023 dampened confidence that inflation
would quickly return to the Fed’s 2% target.
The municipal bond (muni) market witnessed a very
challenging year in 2022 as the Fed’s monetary policy
tightening put downward pressure on this long-duration
sector. High levels of volatility resulted in significant outflows from muni retail vehicles until the end of 2022. The first two months of 2023 saw a reversal of this trend, with strong
investor demand meeting reduced supply and leading to
positive absolute returns year-to-date. Credit fundamentals
remained strong, as many issuers benefited from federal
aid received during the COVID-19 crisis and from the
subsequent economic recovery.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by
the Standard & Poor’s
®
500 Index, which posted a -7.72%
total return for the period.
3
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted
a -5.10% total return, while U.S. Treasuries, as measured by the Bloomberg U.S. Treasury Index, posted a -10.08% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Investment Grade Index,
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
posted a -10.43% total return.

State Update
New York’s economy, which generates above-average
income and wealth levels, slowed during the 12-month
period, although growth rebounded in the third quarter of
2022. New York City, the state’s economic engine, struggled
as office occupancy remained below pre-COVID-19 levels.
New York’s unemployment rate began the period at 4.7%
and ended at 4.2%, compared with the 3.6% national rate.
Strong financial management, federal stimulus aid and
substantial tax collections increased New York’s resources
enough to project budget surpluses. New York’s net tax-
supported debt was moderately high at $3,871 per capita
and 5.1% of personal income, compared with the $1,179
and 2.1% national medians, respectively.

Independent
credit rating agency Moody’s Investors Service upgraded
its rating to Aa1 from Aa2 and revised the outlook to stable from positive on New York’s general obligation debt in April
2022.
5
Moody’s rating reflected its view of the state’s large
and diverse economy, sound fund balance and liquidity, and
moderate leverage. The rating also incorporates the risks
associated with the state-run Metropolitan Transit Authority and uncertainties regarding the recovery of New York City,
key to the state’s economy. Moody’s revision of its outlook
to stable from positive reflects the resources and budget
management tools available to the state to align spending.
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
time horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
The combination of our value-oriented philosophy of
investing primarily for income and a positive-sloping
municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led
us to favor longer-term bonds during the reporting period.
Consistent with our strategy, we sought to remain close
to fully invested in bonds ranging from 20 to 30 years in
maturity with good call features. In line with our relative
value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles
designed to leverage the portfolio. During the period, the
Fund had no exposure to inverse floaters or any other form
of leverage. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/23
% of Total
Investments*
Special Tax 19.23%
Transportation 17.45%
Utilities 14.30%
Education 10.64%
Industrial Dev. Revenue and Pollution Control 8.62%
Housing 8.36%
Health Care 7.57%
Local 6.09%
Lease 3.34%
Other Revenue Bonds 2.94%
Refunded 1.00%
State General Obligation 0.46%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2023
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -7.77% -11.23%
5-Year +2.33% -0.30%
10-Year +9.59% +0.54%
Advisor
1-Year -7.44% -7.44%
5-Year +3.73% +0.73%
10-Year +11.58% +1.10%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.55% 5.74% 2.97% 6.69%
Advisor 2.88% 6.48% 3.33% 7.50%
See page 7 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February’s dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and New York state and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.267598
A1 $0.282420
C $0.228028
R6 $0.297672
Advisor $0.292329
Total Annual Operating Expenses
10
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,004.00 $4.12 $1,020.68 $4.16 0.83%
A1 $1,000 $1,004.80 $3.37 $1,021.43 $3.40 0.68%
C $1,000 $1,002.00 $6.10 $1,018.70 $6.15 1.23%
R6 $1,000 $1,005.50 $2.61 $1,022.20 $2.63 0.52%
Advisor $1,000 $1,005.30 $2.90 $1,021.91 $2.92 0.58%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.83 $11.38 $11.09 $11.10 $10.75
Income from investment operations
c
:
Net investment income
d
......................... 0.27 0.19 0.28 0.29 0.24
Net realized and unrealized gains (losses) ........... (1.11) (0.55) 0.29 (0.01) 0.34
Total from investment operations .................... (0.84) (0.36) 0.57 0.28 0.58
Less distributions from:
Net investment income .......................... (0.27) (0.19) (0.28) (0.29) (0.23)
Net asset value, end of year ....................... $9.72 $10.83 $11.38 $11.09 $11.10
Total return
e
................................... (7.77)% (3.25)% 5.15% 2.51% 5.46%
Ratios to average net assets
f
Expenses
g
.................................... 0.81% 0.82% 0.78% 0.78% 0.78%
Net investment income ........................... 2.74% 2.21% 2.48% 2.59% 3.09%
Supplemental data
Net assets, end of year (000’s) ..................... $351,002 $409,409 $367,358 $291,562 $177,982
Portfolio turnover rate ............................ 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.84 $11.39 $11.10 $11.10 $10.86 $11.20
Income from investment operations
b
:
Net investment income
c
............. 0.29 0.20 0.30 0.31 0.35 0.37
Net realized and unrealized gains (losses) (1.12) (0.55) 0.28 (0.01) 0.25 (0.34)
Total from investment operations ........ (0.83) (0.35) 0.58 0.30 0.60 0.03
Less distributions from:
Net investment income .............. (0.28) (0.20) (0.29) (0.30) (0.36) (0.37)
Net asset value, end of year ........... $9.73 $10.84 $11.39 $11.10 $11.10 $10.86
Total return
d
....................... (7.63)% (3.13)% 5.31% 2.75% 5.67% 0.26%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.67%
f
0.63%
f
0.63%
f
0.63%
f
0.64%
Net investment income ............... 2.89% 2.36% 2.63% 2.74% 3.24% 3.33%
Supplemental data
Net assets, end of year (000’s) ......... $2,010,712 $2,514,275 $2,775,454 $2,902,606 $3,192,168 $3,421,773
Portfolio turnover rate ................ 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.82 $11.38 $11.08 $11.09 $10.85 $11.19
Income from investment operations
b
:
Net investment income
c
............. 0.23 0.15 0.24 0.24 0.29 0.31
Net realized and unrealized gains (losses) (1.10) (0.56) 0.29 (0.01) 0.25 (0.34)
Total from investment operations ........ (0.87) (0.41) 0.53 0.23 0.54 (0.03)
Less distributions from:
Net investment income .............. (0.23) (0.15) (0.23) (0.24) (0.30) (0.31)
Net asset value, end of year ........... $9.72 $10.82 $11.38 $11.08 $11.09 $10.85
Total return
d
....................... (8.06)% (3.62)% 4.83% 2.10% 5.10% (0.31)%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.22%
f
1.18%
f
1.18%
f
1.18%
f
1.19%
Net investment income ............... 2.33% 1.82% 2.10% 2.19% 2.69% 2.78%
Supplemental data
Net assets, end of year (000’s) ......... $89,134 $129,772 $202,215 $257,275 $332,093 $506,155
Portfolio turnover rate ................ 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.85 $11.41 $11.11 $11.12 $10.88 $11.15
Income from investment operations
c
:
Net investment income
d
............. 0.30 0.21 0.31 0.32 0.36 0.33
Net realized and unrealized gains (losses) (1.11) (0.55) 0.30 (0.01) 0.25 (0.32)
Total from investment operations ........ (0.81) (0.34) 0.61 0.31 0.61 0.01
Less distributions from:
Net investment income .............. (0.30) (0.22) (0.31) (0.32) (0.37) (0.28)
Net asset value, end of year ........... $9.74 $10.85 $11.41 $11.11 $11.12 $10.88
Total return
e
....................... (7.48)% (3.10)% 5.54% 2.80% 5.80% 0.13%
Ratios to average net assets
f
Expenses ......................... 0.51%
g
0.50%
g
0.50%
g
0.50%
g
0.50%
g,h
0.50%
h
Net investment income ............... 3.04% 2.52% 2.76% 2.87% 3.37% 3.47%
Supplemental data
Net assets, end of year (000’s) ......... $86,891 $97,268 $89,785 $71,991 $62,689 $60,363
Portfolio turnover rate ................ 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.84 $11.40 $11.10 $11.11 $10.87 $11.21
Income from investment operations
b
:
Net investment income
c
............. 0.30 0.21 0.31 0.32 0.36 0.38
Net realized and unrealized gains (losses) (1.11) (0.56) 0.29 (0.02) 0.25 (0.34)
Total from investment operations ........ (0.81) (0.35) 0.60 0.30 0.61 0.04
Less distributions from:
Net investment income .............. (0.29) (0.21) (0.30) (0.31) (0.37) (0.38)
Net asset value, end of year ........... $9.74 $10.84 $11.40 $11.10 $11.11 $10.87
Total return
d
....................... (7.44)% (3.15)% 5.50% 2.76% 5.77% 0.35%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.57%
f
0.53%
f
0.53%
f
0.53%
f
0.54%
Net investment income ............... 3.01% 2.46% 2.73% 2.84% 3.34% 3.43%
Supplemental data
Net assets, end of year (000’s) ......... $328,181 $277,600 $287,411 $266,050 $220,727 $240,101
Portfolio turnover rate ................ 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments, February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,581,572
Total Corporate Bonds (Cost $6,700,000) .......................................
6,581,572
Municipal Bonds 98.6%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
5,800,000 4,830,337
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 18,760,000 15,620,934
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-2, 5.5%, 12/01/30 .............................................. 3,020,000 2,677,358
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 2,689,796
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 15,500,000 12,593,750
33,581,838
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,264,289
Illinois 1.1%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,039,446
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 6,005,615
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 8,269,791
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 4,918,881
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,228,543
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,062,660
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 694,589
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 532,167
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,111,757
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,503,247
32,366,696
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn., 5/01/52 .................................... 7,600,000 4,970,465
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,359,416
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,000,000 4,584,718
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 4,750,000 4,895,879
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,500,000 1,500,128
12,340,141
New York 90.8%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences, Revenue, 2022 A, Refunding,
5.25%, 12/01/38 ................................................. 6,505,000 6,724,831
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 D, 4%,
11/01/51 ....................................................... 2,000,000 1,737,897
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 17,326,452
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,232,377

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Brookhaven Local Development Corp., (continued)
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 $ 8,000,000 $ 6,218,492
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ 1,600,000 1,331,124
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,189,601
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 843,797
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 7,045,000 5,269,999
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 874,173
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 820,924
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,214,076
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/36 ............ 400,000 370,740
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/42 ...... 600,000 605,497
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/52 ...... 725,000 718,994
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/56 ...... 570,000 552,979
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/52 ............ 4,000,000 4,081,327
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,066,154
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,699,531
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,349
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 21,339,395
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 10,333,204
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,125,760
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,088,692
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,541,539
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,257,268
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 6,678,739
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 7,956,812
GO, 2018 E-1, 5%, 3/01/44 .......................................... 22,500,000 23,717,678
GO, 2018 F-1, 5%, 4/01/40 .......................................... 23,040,000 24,463,967
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 9,612,368
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 10,613,406
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 2,912,483
GO, 2022 D-1, 5.25%, 5/01/41 ........................................ 1,500,000 1,674,630
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,739,046
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 26,695,955
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 187,010
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 196,871
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 250,000 265,506
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 191,348
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 188,277
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 231,643
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 228,951
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 90,759
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 89,615
Nuvance Health Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ............. 10,550,000 10,887,384
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 1,652,268
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 4,425,000 3,722,859
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,211,093
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 5,263,453

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ $ 4,250,000 $ 4,296,834
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,287,705
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 5,371,121
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 559,906
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 689,341
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 596,981
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,162,676
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 20,843,770
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 15,577,692
Revenue, 2017 A, Refunding, AGMC Insured, 4%, 2/15/47 ................... 13,680,000 12,615,930
Long Island Power Authority ,
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 15,250,000 15,743,859
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 18,435,305
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,350,491
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 19,730,183
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,639,943
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 2,019,820
Revenue, 2022 A, Refunding, 5%, 9/01/44 ............................... 3,000,000 3,222,683
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 7,575,723
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,259,177
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 9,954,528
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,027,461
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 9,950,113
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,047,124
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,127,074
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,071,028
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 18,765,455
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 10,576,410
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,486,101
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 6,440,354
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 17,857,186
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 4,346,714
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 7,477,031
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 10,084,799
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 2,899,101
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,019,614
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 5,000,000 4,465,953
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 10,000,000 6,817,518
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 4,959,977
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 31,557,900
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 6,462,275
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,280,089
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 14,113,130
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 17,000,000 16,597,367
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... 1,500,000 1,620,618
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 4,200,000 4,527,028
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/33 ....................................................... 1,000,000 1,074,395
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/34 ....................................................... 2,510,000 2,675,578

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... $ 1,100,000 $ 1,050,284
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 7,194,563
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 2,345,000 2,269,090
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,389,101
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,030,788
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,399,509
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,070,120
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,830,727
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 21,507,169
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 20,243,699
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 700,962
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 720,628
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 765,193
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 519,405
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 553,985
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 575,525
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 355,148
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 374,398
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 970,070
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 844,715
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 957,487
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 1,678,705
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 810,426
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 36,505,000 31,795,504
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,405,000 7,128,697
Revenue, 2019 J, 3%, 11/01/44 ....................................... 4,970,000 3,767,105
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 6,735,499
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 3,692,430
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 7,346,971
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 23,348,602
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 34,950,833
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 21,886,515
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 40,194,582
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 16,027,676
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 19,000,000 20,108,040
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 10,851,189
Water & Sewer System, Revenue, 2022 AA-1, 5%, 6/15/48 .................. 8,825,000 9,424,240
Water & Sewer System, Revenue, 2023 AA-1, 5.25%, 6/15/52 ................ 5,000,000 5,525,605
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-3, 5%, 7/15/43 ............................ 10,000,000 10,560,707
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 5,523,250
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 17,890,749
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 4,659,317
Building Aid, Revenue, 2020 S-1, 4%, 7/15/41 ............................ 8,465,000 8,178,619
Building Aid, Revenue, 2020 S-1B, 4%, 7/15/41 ........................... 2,465,000 2,381,606
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 10,282,534
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 10,263,849
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 13,938,070
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 6,980,513
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,455,829

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... $ 5,645,000 $ 5,473,237
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 18,310,812
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 7,207,418
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/40 ...................... 4,340,000 4,621,969
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 5,293,729
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,205,000 7,040,294
Future Tax Secured, Revenue, 2023 D-1, 5%, 11/01/46 ..................... 10,000,000 10,799,647
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,095,371
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 12,467,506
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 91,360,000 102,591,442
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 30,653,656
Port Authority of New York & New Jersey, Revenue, 2021, Refunding, 3%, 2/15/42 . 5,000,000 3,941,102
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/60 ...........
11,455,000 10,555,620
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,976,435
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 300,623
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,069
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,103
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 711,086
Revenue, 2017 A, Pre-Refunded, 5%, 2/15/39 ............................ 10,000 10,780
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,275,861
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 1,617,445
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 940,474
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 932,603
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 1,712,787
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 4,012,625
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,414,350
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,251,408
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 13,863,300
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,095,170
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 951,938
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 502,655
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/33 ................................................... 4,000,000 4,013,631
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/35 ................................................... 1,100,000 1,087,498
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/36 ................................................... 2,100,000 2,047,998
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/37 ................................................... 2,000,000 1,933,876
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 375,000 383,857
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,120,120
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... 325,000 355,187
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 329,491
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... 225,000 238,053
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... 275,000 284,753
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 4,655,886
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,070,000 1,098,463
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 525,000 538,347
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 5%, 9/01/30 ......... 1,800,000 1,844,772
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 10,900,000 9,178,193
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 1,370,000 1,112,932

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... $ 5,120,000 $ 5,206,857
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 396,097
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 8,830,020
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 687,958
New School (The), Revenue, 2022 A, Refunding, 4%, 7/01/47 ................ 4,000,000 3,476,698
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,402,947
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,255,979
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,211,146
New York University, Revenue, 2018 A, 5%, 7/01/48 ........................ 5,000,000 5,299,883
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,265,047
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 53,051,750
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 11,276,814
Northwell Health Obligated Group, Revenue, 2022 A, Refunding, 5%, 5/01/52 .... 13,490,000 13,854,411
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,072,863
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,025,572
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,025,308
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,424,812
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 2,994,178
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 20,420,000 18,517,219
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 25,280,000 22,777,725
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 3,699,542
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/41 .............. 1,000,000 1,093,706
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/42 .............. 1,000,000 1,091,925
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 16,500,000 17,485,999
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,429,025
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,740,914
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 3,845,407
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,071,377
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 5,782,684
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 202,121
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 723,769
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,162,714
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,028,041
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 8,777,074
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,267,827
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,257,450
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,930,000 9,371,955
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 5,390
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 9,934,682
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 10,893
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 16,339
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 17,075,000 17,911,288
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,446
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 18,974,409
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,239
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 10,543,964
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 10,636,986
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 14,745,000 15,633,450
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 41,350,000 43,770,509
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 10,499,477
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 10,479,704

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. $ 25,000,000 $ 23,616,955
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 9,386,138
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,047,972
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 16,607,681
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/45 ........ 6,235,000 6,621,996
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,159,593
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,500,000 1,608,168
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,130,256
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,063,026
State University of New York Dormitory Facilities, Revenue, 2017 A, 5%, 7/01/42 .. 2,970,000 3,130,468
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/42 .................................................... 780,000 847,557
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... 4,000,000 4,354,954
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 4,541,619
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/48 .. 7,950,000 8,360,098
State University of New York Dormitory Facilities, Revenue, 2018 A, Pre-Refunded,
5%, 7/01/48 .................................................... 5,975,000 6,645,104
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. 4,165,000 3,282,006
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,126,163
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 6,175,000 5,669,863
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,025,293
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 30,080,043
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 8,928,669
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 13,061,633
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 7,961,170
State of New York State Revolving Fund, Revenue, 2022 B, 5.25%, 9/15/52 ...... 5,000,000 5,577,890
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,861,296
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/41 ........................................ 12,000,000 11,441,010
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 3,180,263
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 18,311,072
Revenue, 2019 B, 4%, 1/01/53 ........................................ 15,000,000 13,647,489
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,253,767
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 9,391,627
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 25,471,538
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/48 25,000,000 26,971,312
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 8,902,837
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 10,620,097
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 5,404,469
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,500,000 5,676,572
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 12,400,000 12,084,997
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,305,000 6,472,754
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 11,000,000 10,986,782
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 24,105,553
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 1,883,495
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 5,095,787
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 16,317,717
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 207,336

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... $ 350,000 $ 361,185
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 274,900
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 361,987
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 2,555,000 2,282,820
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 797,731
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,305,179
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/34 ... 2,000,000 2,159,590
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/36 ... 2,000,000 2,124,543
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 8,010,000 7,467,016
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... 6,225,000 5,735,551
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 10,300,000 9,327,079
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/42 ............. 6,000,000 6,092,612
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,589,300
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 186,463
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 220,792
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 464,219
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 822,114
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 778,474
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 308,453
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 332,842
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 438,191
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 472,098
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 5,360,701
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 17,000,000 15,821,412
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 10,222,094
Revenue, 200, Refunding, 5%, 4/15/57 ................................. 11,040,000 11,446,998
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,706,952
Revenue, 218, 4%, 11/01/47 ......................................... 2,500,000 2,271,868
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 5,042,522
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 11,500,221
Revenue, 234, Refunding, 5.5%, 8/01/52 ................................ 4,000,000 4,315,514
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 9,633,109
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 5,346,811
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 36,730,000 38,828,697
Revenue, Two Hundred Fifth, Refunding, 5%, 5/15/57 ...................... 13,000,000 13,546,533
Revenue, Two Hundred Fourteenth, 4%, 9/01/38 .......................... 7,110,000 6,917,128
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,051,456
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,698,337
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 6,774,983
Trustees of Union College, Revenue, 2022, Refunding, 5.25%, 7/01/52 ......... 700,000 752,074
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/34 ............... 125,000 134,195
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/35 ............... 585,000 622,270
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/36 ............... 100,000 105,455
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/37 ............... 120,000 125,663
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/38 ............... 125,000 130,174
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/39 ............... 150,000 155,744
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/40 ............... 475,000 491,436
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/41 ............... 125,000 129,219
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 230,000 246,919

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... $ 245,000 $ 260,609
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 250,000 263,637
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 265,000 277,507
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 225,000 234,313
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 200,000 207,659
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 225,000 232,785
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 275,000 284,282
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/47 ........... 1,820,000 1,963,619
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/52 ........... 2,500,000 2,676,043
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 25,285,450
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,438,066
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,566,831
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,416,120
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,313,888
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,362,103
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,206,262
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 959,285
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,393,266
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,332,004
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,247,532
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 3,924,779
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 5,000,000 4,854,178
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. 735,000 701,858
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 704,612
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 2,914,094
Triborough Bridge & Tunnel Authority ,
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,127,586
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,181,460
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 6,040,708
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 13,534,630
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 22,465,919
Revenue, 2017 B, Refunding, 5%, 11/15/38 .............................. 8,055,000 8,542,219
Revenue, 2017 C-2, 5%, 11/15/42 ..................................... 18,190,000 19,218,104
Revenue, 2020 A, 5%, 11/15/54 ....................................... 10,000,000 10,616,666
Revenue, 2021 A, 5%, 11/15/51 ....................................... 10,000,000 10,670,638
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2021 A-1, Refunding, 5%, 5/15/51 .................................... 20,000,000 21,355,680
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn., 11/15/36 ............................ 6,250,000 3,484,217
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn., 11/15/39 ............................ 1,115,000 519,626
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 101,145
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 160,396
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 176,797
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 271,211
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 4,811,774
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/37 ...... 5,000,000 5,268,069
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 2,610,533
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,367,476
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,026,071

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Trust for Cultural Resources of The City of New York (The), (continued)
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... $ 1,250,000 $ 1,266,280
Utility Debt Securitization Authority ,
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 21,750,000 22,912,929
Revenue, 2017, 5%, 12/15/39 ........................................ 5,750,000 6,199,362
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 10,757,775
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 9,127,783
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 4.25%, 1/01/45 2,925,000 2,443,209
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 5%, 1/01/51 ... 2,500,000 2,321,084
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,452,061
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,333,669
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,730,295
2,603,135,607
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,900,000 5,524,205
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 5,507,274
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 16,250,000 10,177,329
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,583,392
25,792,200
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,512,651
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,000,000 6,675,653
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,315,963
18,504,267
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,524,444
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 5,150,301
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 17,500,000 17,500,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,484,224
24,134,525
U.S. Territories 1.8%
Guam 0.2%
c
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5%, 10/01/28 .............................. 540,000 547,331
Revenue, 2023 A, Refunding, 5.25%, 10/01/29 ............................ 700,000 719,744
Revenue, 2023 A, Refunding, 5.25%, 10/01/31 ............................ 775,000 794,781
Revenue, 2023 A, Refunding, 5.375%, 10/01/33 ........................... 525,000 539,316
Revenue, 2023 A, Refunding, 5.25%, 10/01/36 ............................ 685,000 677,387
Revenue, 2023 A, Refunding, 5.375%, 10/01/40 ........................... 525,000 513,973
Revenue, 2023 A, Refunding, 5.375%, 10/01/43 ........................... 1,250,000 1,219,986
5,012,518

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 37 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.6%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... $ 145,000 $ 146,154
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 200,000 201,782
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,052,724
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,516 87,664
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,423 38,389
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 105,069 58,331
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 22,313,000 20,000,974
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 26,245,000 24,350,111
45,936,129
Total U.S. Territories .................................................................... 50,948,647
Total Municipal Bonds (Cost $2,972,323,883) ...................................
2,825,393,456
Total Long Term Investments (Cost $2,979,023,883) .............................
2,831,975,028
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
New York 0.3%
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.4% , 1/01/34 4,000,000 4,000,000
d
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 2.5% , 6/15/38 ............................ 5,800,000 5,800,000
9,800,000
Total Municipal Bonds (Cost $9,800,000) .......................................
9,800,000
Total Short Term Investments (Cost $9,800,000 ) .................................
9,800,000
a
Total Investments (Cost $2,988,823,883) 99.1% ..................................
$2,841,775,028
Other Assets, less Liabilities 0.9% .............................................
24,144,248
Net Assets 100.0% ...........................................................
$2,865,919,276
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $106,260,497, representing 3.7% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,988,823,883
Value - Unaffiliated issuers .................................................................. $2,841,775,028
Cash .................................................................................... 69,160
Receivables:
Capital shares sold ........................................................................ 1,137,625
Interest ................................................................................. 34,847,568
Total assets .......................................................................... 2,877,829,381
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,016,295
Capital shares redeemed ................................................................... 3,085,364
Management fees ......................................................................... 1,114,099
Distribution fees .......................................................................... 271,151
Transfer agent fees ........................................................................ 1,284,073
Trustees' fees and expenses ................................................................. 3,815
Distributions to shareholders ................................................................. 930,014
Accrued expenses and other liabilities ........................................................... 205,294
Total liabilities ......................................................................... 11,910,105
Net assets, at value ................................................................. $2,865,919,276
Net assets consist of:
Paid-in capital ............................................................................. $3,394,522,186
Total distributable earnings (losses) ............................................................. (528,602,910)
Net assets, at value ................................................................. $2,865,919,276

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $351,001,703
Shares outstanding ........................................................................ 36,093,838
Net asset value per share
a
.................................................................. $9.72
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.10
Class A1:
Net assets, at value ....................................................................... $2,010,712,033
Shares outstanding ........................................................................ 206,620,251
Net asset value per share
a
.................................................................. $9.73
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.11
Class C:
Net assets, at value ....................................................................... $89,133,834
Shares outstanding ........................................................................ 9,169,579
Net asset value and maximum offering price per share
a
............................................. $9.72
Class R6:
Net assets, at value ....................................................................... $86,891,022
Shares outstanding ........................................................................ 8,917,450
Net asset value and maximum offering price per share ............................................. $9.74
Advisor Class:
Net assets, at value ....................................................................... $328,180,684
Shares outstanding ........................................................................ 33,700,830
Net asset value and maximum offering price per share ............................................. $9.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $106,361,993
Expenses:
Management fees (Note 3 a ) ................................................................... 13,622,096
Distribution fees: (Note 3c )
    Class A ................................................................................ 898,140
    Class A1 ............................................................................... 2,160,350
    Class C ................................................................................ 669,704
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 292,940
    Class A1 ............................................................................... 1,761,555
    Class C ................................................................................ 83,915
    Class R6 ............................................................................... 24,209
    Advisor Class ............................................................................ 230,911
Custodian fees (Note 4 ) ...................................................................... 14,642
Registration and filing fees .................................................................... 66,867
Professional fees ........................................................................... 96,399
Trustees' fees and expenses .................................................................. 37,508
Other .................................................................................... 562,746
Total expenses ......................................................................... 20,521,982
Expense reductions (Note 4 ) ............................................................... (17,156)
Net expenses ......................................................................... 20,504,826
Net investment income ................................................................ 85,857,167
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (45,196,972)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (298,963,749)
Net realized and unrealized gain (loss) ............................................................ (344,160,721)
Net increase (decrease) in net assets resulting from operations .......................................... $(258,303,554)

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
a
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $85,857,167 $63,511,521 $98,045,442
Net realized gain (loss) .............................. (45,196,972) 9,482,556 10,489,531
Net change in unrealized appreciation (depreciation) ........ (298,963,749) (186,367,683) 88,218,919
Net increase (decrease) in net assets resulting from
operations ................................... (258,303,554) (113,373,606) 196,753,892
Distributions to shareholders:
Class A .......................................... (9,711,902) (6,701,575) (8,335,379)
Class A1 ......................................... (61,506,353) (47,353,274) (74,606,389)
Class C .......................................... (2,362,234) (2,145,580) (4,659,740)
Class R6 ......................................... (2,628,692) (1,812,928) (2,247,204)
Advisor Class ..................................... (8,412,889) (5,302,489) (7,487,320)
Total distributions to shareholders ....................... (84,622,070) (63,315,846) (97,336,032)
Capital share transactions: (Note 2 )
Class A .......................................... (17,317,208) 62,893,246 67,323,579
Class A1 ......................................... (250,930,997) (131,233,087) (202,647,193)
Class C .......................................... (27,966,780) (65,737,108) (61,212,277)
Class R6 ......................................... (643,331) 12,402,469 15,710,771
Advisor Class ..................................... 77,379,696 4,464,755 14,145,907
Total capital share transactions ......................... (219,478,620) (117,209,725) (166,679,213)
Net increase (decrease) in net assets ................ (562,404,244) (293,899,177) (67,261,353)
Net assets:
Beginning of year .................................... 3,428,323,520 3,722,222,697 3,789,484,050
End of year ........................................ $2,865,919,276 $3,428,323,520 $3,722,222,697
a
For the period June 1, 2021 to February 28, 2022.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Subsequent to May 31, 2021, the Fund's fiscal year end
changed to February 28.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 28, 2023
Shares Amount
Class A Shares:
Shares sold
a
................................... 8,105,380 $79,926,466
Shares issued in reinvestment of distributions .......... 888,573 8,731,625
Shares redeemed ............................... (10,704,939) (105,975,299)
Net increase (decrease) .......................... (1,710,986) $(17,317,208)
Class A1 Shares:
Shares sold ................................... 3,520,001 $34,638,639
Shares issued in reinvestment of distributions .......... 5,204,230 51,212,277
Shares redeemed ............................... (34,110,809) (336,781,913)
Net increase (decrease) .......................... (25,386,578) $(250,930,997)
Class C Shares:
Shares sold ................................... 705,449 $6,987,972
Shares issued in reinvestment of distributions .......... 230,755 2,269,361
Shares redeemed
a
.............................. (3,755,462) (37,224,113)
Net increase (decrease) .......................... (2,819,258) $(27,966,780)
Class R6 Shares:
Shares sold ................................... 2,812,622 $27,516,366
Shares issued in reinvestment of distributions .......... 241,368 2,376,792
Shares redeemed ............................... (3,100,411) (30,536,489)
Net increase (decrease) .......................... (46,421) $(643,331)
Advisor Class Shares:
Shares sold ................................... 34,614,337 $337,028,315
Shares issued in reinvestment of distributions .......... 790,318 7,773,153
Shares redeemed ............................... (27,302,406) (267,421,772)
Net increase (decrease) .......................... 8,102,249 $77,379,696
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,635,952 $109,032,424 10,225,116 $115,157,298
Shares issued in reinvestment of distributions .......... 537,304 6,042,564 658,208 7,411,579
Shares redeemed ............................... (4,638,156) (52,181,742) (4,909,448) (55,245,298)
Net increase (decrease) .......................... 5,535,100 $62,893,246 5,973,876 $67,323,579

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:
Year Ended
February 28, 2022
b
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 2,979,287 $33,683,650 4,477,108 $50,496,809
Shares issued in reinvestment of distributions .......... 3,540,512 39,875,109 5,464,248 61,556,416
Shares redeemed ............................... (18,146,391) (204,791,846) (27,907,561) (314,700,418)
Net increase (decrease) .......................... (11,626,592) $(131,233,087) (17,966,205) $(202,647,193)
Class C Shares:
Shares sold ................................... 657,608 $7,439,062 1,647,201 $18,546,080
Shares issued in reinvestment of distributions .......... 184,968 2,084,408 390,015 4,387,765
Shares redeemed
a
.............................. (6,627,330) (75,260,578) (7,479,928) (84,146,122)
Net increase (decrease) .......................... (5,784,754) $(65,737,108) (5,442,712) $(61,212,277)
Class R6 Shares:
Shares sold ................................... 2,060,757 $23,326,093 2,467,998 $27,856,052
Shares issued in reinvestment of distributions .......... 147,241 1,658,860 192,893 2,176,401
Shares redeemed ............................... (1,115,397) (12,582,484) (1,269,455) (14,321,682)
Net increase (decrease) .......................... 1,092,601 $12,402,469 1,391,436 $15,710,771
Advisor Class Shares:
Shares sold ................................... 4,206,553 $47,408,171 5,912,957 $66,693,342
Shares issued in reinvestment of distributions .......... 429,158 4,835,354 591,822 6,673,229
Shares redeemed ............................... (4,249,695) (47,778,770) (5,253,825) (59,220,664)
Net increase (decrease) .......................... 386,016 $4,464,755 1,250,954 $14,145,907
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period June 1, 2021 to February 28, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 28, 2023, the gross effective investment management fee rate was 0.455% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,521
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2023, the Fund paid transfer agent fees of $2,393,530, of which $915,903 was  retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2023, these purchase and sale transactions aggregated $246,679,616 and $198,946,489, respectively, with net realized losses of
$4,076,931.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 28, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
CDSC retained .............................................................................. $84,473
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $92,011,601
Long term ................................................................................ 291,978,672
Total capital loss carryforwards ............................................................... $383,990,273
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid du ring the years ended February 28 , 2023 and 2022 , was as follows:
At February 28, 2023, the cost of investments , net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28 , 202 3 , aggregated
$ 676 , 395 , 318 and $ 853 , 205 , 420 , respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $277,519 $—
Tax exempt income ........................................................ 84,344,551 63,315,846
$84,622,070 $63,315,846
2021
Distributions paid from:
Tax exempt income ........................................................ $97,336,032
Cost of investments .......................................................................... $2,989,278,237
Unrealized appreciation ........................................................................ $24,216,284
Unrealized depreciation ........................................................................ (171,719,493)
Net unrealized appreciation (depreciation) .......................................................... $(147,503,209)
Distributable earnings:
Undistributed tax exempt income ................................................................. $3,904,276
5. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2023, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,581,572 $ 6,581,572
Municipal Bonds ......................... — 2,825,393,456 — 2,825,393,456
Short Term Investments ................... — 9,800,000 — 9,800,000
Total Investments in Securities ........... $— $2,835,193,456 $6,581,572 $2,841,775,028

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement

Franklin New York Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin New York Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin New
York Tax-Free Income Fund (the “Fund”) as of February 28, 2023, the related statements of operations for the year ended
February 28, 2023, the statement of changes in net assets for the year ended February 28, 2023, the period June 1, 2021 through February 28, 2022 and year ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year ended February 28, 2023, the changes in its net assets for the year ended February 28,2023, the period June 1, 2021 through February 28, 2022 and year ended May 31, 2021, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Tax Information (unaudited)
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the period ended February 28, 2023:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $84,344,551

Franklin New York Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of the
Board,
Trustee and
Vice President
Chairman of the
Board and Vice
President since January
2023 and Trustee since
2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 1983 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc.; and officer of certain funds in the Franklin Templeton/Legg
Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1115 A 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $43,840 for the fiscal year ended February 28, 2023 and $45,461 for the fiscal year ended February 28, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 28, 2023, and $0 for the fiscal year ended February 28, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended February 28, 2023 and $1,607 for the fiscal year ended February 28, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $245,711 for the fiscal year ended February 28, 2023 and $73,743 for the fiscal year ended February 28, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA survey, professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $315,711 for the fiscal year ended February 28, 2023 and $75,350 for the fiscal year ended February 28, 2022.

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2023